Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Brazil ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.0%
Embraer SA(a)	87	$115

Banks — 3.9%
Banco Bradesco SA	17,355,823	56,882,334
Banco do Brasil SA	16,080,287	91,310,425
Banco Santander Brasil SA	8,327,575	39,099,476

		187,292,235

Beverages — 3.6%
Ambev SA	75,554,355	173,614,618

Capital Markets — 6.1%
B3 SA — Brasil, Bolsa, Balcao	32,491,277	272,500,537
Banco BTG Pactual SA	2,102,100	18,903,457

		291,403,994

Containers & Packaging — 1.1%
Klabin SA	14,842,800	53,865,992

Diversified Consumer Services — 0.7%
Cogna Educacao	35,150,019	34,042,662

Electric Utilities — 2.7%
Centrais Eletricas Brasileiras SA	6,103,596	32,175,057
CPFL Energia SA	2,525,200	14,994,697
Energisa SA	1,983,200	17,344,921
Equatorial Energia SA	17,413,400	64,285,075

		128,799,750

Electrical Equipment — 2.6%
WEG SA	16,004,181	123,263,223

Food & Staples Retailing — 3.2%
Atacadao SA	9,153,200	31,161,766
Cia Brasileira de Distribuicao	3,348,064	38,824,745
Raia Drogasil SA	4,258,800	85,817,435

		155,803,946

Food Products — 2.8%
BRF SA(a)	11,419,950	48,635,349
JBS SA	20,969,007	84,824,268

		133,459,617

Health Care Providers & Services — 1.9%
Hapvida Participacoes e Investimentos SA(b)	1,830,500	18,490,035
Notre Dame Intermedica Participacoes SA	6,469,700	74,213,752

		92,703,787

Independent Power and Renewable Electricity Producers — 0.7%
Engie Brasil Energia SA	4,640,643	36,237,534

Insurance — 3.1%
BB Seguridade Participacoes SA	13,540,195	63,025,194
IRB Brasil Resseguros S/A	14,001,600	21,397,742
Porto Seguro SA	2,559,820	22,293,732
Sul America SA	5,319,249	43,926,335

		150,643,003

Internet & Direct Marketing Retail — 1.5%
B2W Cia. Digital(a)	4,232,988	71,408,437

IT Services — 0.4%
Cielo SA	26,831,196	20,205,776

Metals & Mining — 12.2%
Cia. Siderurgica Nacional SA	13,889,369	26,392,129

Security	Shares	Value

Metals & Mining (continued)
Vale SA	57,435,207	$560,487,925

		586,880,054

Multiline Retail — 5.6%
Lojas Renner SA	15,128,709	107,383,722
Magazine Luiza SA	13,552,200	160,572,273

		267,955,995

Oil, Gas & Consumable Fuels — 6.6%
Cosan SA	3,509,050	42,545,882
Petroleo Brasileiro SA	59,294,669	227,523,136
Ultrapar Participacoes SA	14,923,510	47,042,126

		317,111,144

Paper & Forest Products — 1.6%
Suzano SA(a)	10,759,230	75,002,200

Personal Products — 1.8%
Natura & Co. Holding SA	12,655,763	86,638,300

Pharmaceuticals — 0.9%
Hypera SA	7,632,600	45,280,398

Real Estate Management & Development — 1.2%
BR Malls Participacoes SA	17,105,438	30,896,935
Multiplan Empreendimentos Imobiliarios SA	6,669,938	25,409,405

		56,306,340

Road & Rail — 3.6%
Localiza Rent a Car SA	11,794,137	83,562,886
Rumo SA(a)	21,665,490	89,875,622

		173,438,508

Specialty Retail — 0.6%
Petrobras Distribuidora SA	7,832,400	31,207,883

Transportation Infrastructure — 1.4%
CCR SA	24,603,565	66,592,846

Water Utilities — 1.4%
Cia. de Saneamento Basico do Estado de Sao Paulo	6,927,700	69,288,480

Wireless Telecommunication Services — 1.0%
TIM Participacoes SA	18,299,625	45,891,420

Total Common Stocks — 72.2% (Cost: $3,222,876,684)		3,474,338,257

Preferred Stocks

Banks — 14.4%
Banco Bradesco SA, Preference Shares, NVS	71,066,960	247,964,299
Itau Unibanco Holding SA, Preference Shares, NVS	79,082,747	335,487,560
Itausa-Investimentos Itau SA, Preference Shares, NVS	65,143,427	106,271,430

		689,723,289

Chemicals — 0.4%
Braskem SA, Class A, Preference Shares, NVS	4,032,056	20,594,214

Diversified Telecommunication Services — 1.6%
Telefonica Brasil SA, Preference Shares, NVS	8,903,164	77,276,270

Electric Utilities — 1.8%
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	5,842,246	33,024,056
Cia. Energetica de Minas Gerais, Preference Shares, NVS	19,692,970	39,160,405

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Brazil ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
Cia. Paranaense de Energia, Preference Shares, NVS	1,287,600	$15,007,104

		87,191,565

Metals & Mining — 1.1%
Gerdau SA, Preference Shares, NVS	21,469,526	53,089,749

Multiline Retail — 1.6%
Lojas Americanas SA, Preference Shares, NVS	15,047,017	78,267,428

Oil, Gas & Consumable Fuels — 5.5%
Petroleo Brasileiro SA, Preference Shares, NVS	69,738,283	261,176,682

Total Preferred Stocks — 26.4% (Cost: $1,359,291,546)		1,267,319,197

Rights

Personal Products — 0.0%
Natura & Co. Holding SA, (Expires 06/12/20)(a)	717,897	658,269

Total Rights — 0.0% (Cost: $0)		658,269

Security	Shares	Value
Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.16%(c)(d)	13,370,000	$13,370,000

Total Short-Term Investments — 0.3% (Cost: $13,370,000)		13,370,000

Total Investments in Securities — 98.9% (Cost: $4,595,538,230)		4,755,685,723

Other Assets, Less Liabilities — 1.1%		52,781,293

Net Assets — 100.0%		$4,808,467,016

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	5,634,000	7,736,000	13,370,000	$13,370,000	$191,077	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Brazil Index	1,324	06/19/20	$46,234	$3,823,837

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Brazil ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,474,338,257	$—	$—	$3,474,338,257
Preferred Stocks	1,267,319,197	—	—	1,267,319,197
Rights	658,269	—	—	658,269
Money Market Funds	13,370,000	—	—	13,370,000

	$4,755,685,723	$—	$—	$4,755,685,723

Derivative financial instruments(a)
Assets
Futures Contracts	$3,823,837	$—	$—	$3,823,837

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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